Supplement dated November 1, 2003 to
               Prospectus and Statement of Additional Information
                            dated April 28, 2003 for:
                   LEGACY SURVIVORSHIP VARIABLE UNIVERSAL LIFE
                                    issued by
                         COLUMBUS LIFE INSURANCE COMPANY
                                   through its
                               Separate Account 1

         Effective November 1, 2003, the Prospectus and Statement of Additional Information for the Legacy Survivorship Variable Universal Life policy are amended as follows:

     1. The Touchstone Large Cap Growth Fund is renamed Touchstone Eagle Capital Appreciation Fund;

     2. The sub-advisor to the Touchstone Eagle Capital Appreciation Fund is Eagle Asset Management, Inc.;

     3. The Fee Table on page 10 of the Prospectus is replaced with the following Fee Table:

          THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS INCLUDED IN THE PROSPECTUS FOR EACH FUND.

     ----------------------------------------------- -------------- ------------
     TOTAL ANNUAL FUND OPERATING EXPENSES               Minimum        Maximum
                                                     -------------- ------------
     (expenses that are deducted from fund assets,
     including fees, distribution and/or services        0.32%          2.69%
     fees, and other expenses)
     ----------------------------------------------- -------------- ------------

          The minimum and maximum are based on management fees and other expenses incurred, before fee waivers or expense reimbursements, for the 12-month period ended December 31, 2002, or in the case of the Touchstone Baron Small Cap Fund, the Touchstone Third Avenue Value Fund, and the Touchstone Eagle Capital Appreciation Fund, for the period ended June 30, 2003, except in the case of the following fund that commenced operations after January 1, 2002: Van Kampen UIF Emerging Markets Equity Portfolio, Class II Shares, which commenced operations on January 10, 2003. Fund expenses for this fund are estimated as discussed in the prospectus for the fund.

          Expenses of the Touchstone Third Avenue Value Fund and the Touchstone Eagle Capital Appreciation Fund are based on estimates for the 12-month period ended December 31, 2002. These expenses are restated to reflect current fees.

          If fee waiver arrangements or expense reimbursements were reflected in Total Annual Fund Operating Expenses, the minimum and maximum total expenses would be 0.30% and 1.86% respectively. The expense reimbursement and fee waiver arrangements reflected in the minimum is expected to continue through April 30, 2005. The expense reimbursement and fee waiver arrangement reflected in the maximum is voluntary and may be terminated at any time.

Please retain this Supplement for future reference.